Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2025	2024

Computer equipment	$517,977	$527,372
Office equipment, fixtures and furniture	3,455,318	2,042,230
Automobiles	201,423	179,273
Buildings	4,650,526	4,455,440
Construction in Progress	-	1,083,036
Subtotal	8,825,244	8,287,351
Less: accumulated depreciation	(3,080,853)	(2,306,659)
Property and equipment, net	$5,744,391	$5,980,692

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $701,480, $480,560 and $453,628, respectively. As of December 31, 2025, buildings with net book value amounted to $3,724,558 were pledged for obtaining various of loans (See Note 12).